Interest expense (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Disclosure of interest expense

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Interest expense on long-term debt	(1,391)	(1,148)
Interest expense on other debt	(219)	(126)
Capitalized interest	135	128
Total interest expense	(1,475)	(1,146)